Statements of Consolidated Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Preferred Stock	Unearned ESOP Compen-sation	Other Capital	Retained Earnings	Treasury Stock	Cumulative Other Comprehensive Loss
Beginning Balance at Dec. 31, 2011	$ 1,516,919	$ 107,454	$ 160,273	$ (160,273)	$ 1,297,625	$ 756,372	$ (276,654)	$ (367,878)
Shareholders' Equity [Roll Forward]
Net income	631,034					631,034
Other comprehensive (loss) income	(2,511)							(2,511)
Treasury stock purchased	(557,766)						(557,766)
Redemption of preferred stock			(59,187)	59,187
Stock options exercised	205,861	3,867			217,259		(15,265)
Income tax effect of stock compensation	104,858				104,858
Restricted stock and stock option grants (net activity)	54,348	302			54,046
Cash dividends -- $2.20, $2.00 and $1.56 per common share in December 31, 2014, 2013 and 2012, respectively	(160,939)					(160,939)
Ending Balance at Dec. 31, 2012	1,791,804	111,623	101,086	(101,086)	1,673,788	1,226,467	(849,685)	(370,389)
Shareholders' Equity [Roll Forward]
Net income	752,561					752,561
Other comprehensive (loss) income	49,345							49,345
Treasury stock purchased	(769,271)						(769,271)
Redemption of preferred stock			(60,680)	60,680
Stock options exercised	49,543	1,128			68,633		(20,218)
Income tax effect of stock compensation	47,527				47,527
Restricted stock and stock option grants (net activity)	58,004	151			57,853
Cash dividends -- $2.20, $2.00 and $1.56 per common share in December 31, 2014, 2013 and 2012, respectively	(204,978)					(204,978)
Ending Balance at Dec. 31, 2013	1,774,535	112,902	40,406	(40,406)	1,847,801	1,774,050	(1,639,174)	(321,044)
Shareholders' Equity [Roll Forward]
Net income	865,887					865,887
Other comprehensive (loss) income	(150,914)							(150,914)
Treasury stock purchased	(1,488,663)						(1,488,663)
Redemption of preferred stock			(40,406)	40,406
Stock options exercised	77,496	1,423			98,646		(22,573)
Income tax effect of stock compensation	68,657				68,657
Restricted stock and stock option grants (net activity)	64,735	200			64,535
Cash dividends -- $2.20, $2.00 and $1.56 per common share in December 31, 2014, 2013 and 2012, respectively	(215,263)					(215,263)
Ending Balance at Dec. 31, 2014	$ 996,470	$ 114,525	$ 0	$ 0	$ 2,079,639	$ 2,424,674	$ (3,150,410)	$ (471,958)